Investments Components of Net Realized Gains (Losses) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gain (Loss) on Securities [Line Items]
Debt Securities, Available-for-Sale, Realized Gain	$ 20.4	$ 305.9	$ 900.7
Equity Securities, FV-NI, Realized Gain	863.7	397.6	113.0
Debt and Equity Securities, Realized Gains	884.1	703.5	1,013.7
Debt Securities, Available-for-Sale, Realized Loss	(599.8)	(67.4)	(29.6)
Equity Securities, FV-NI, Realized Loss	(87.8)	(21.8)	(69.4)
Debt and Equity Securities, Realized Losses	(687.6)	(89.2)	(99.0)
Debt Securities, Available-for-Sale, Realized Gain (Loss)	(579.4)	238.5	871.1
Equity Securities, FV-NI, Realized Gain (Loss)	775.9	375.8	43.6
Net realized gains (losses) on security sales	196.5	614.3	914.7
Unrealized Gain (Loss) on Hybrid Instrument, Net	(82.0)	(7.7)	7.4
Equity Securities, FV-NI, Unrealized Gain (Loss)	(2,018.1)	907.6	706.5
Derivative, Gain (Loss) on Derivative, Net	0.0	0.0	1.4
Net holding period gains (losses) on securities	(2,100.1)	899.9	715.3
Net impairment losses recognized in earnings	(8.6)	(5.0)	0.0
Total net realized gains (losses) on securities	(1,912.2)	1,509.2	1,630.0
U.S. government obligations
Gain (Loss) on Securities [Line Items]
Debt Securities, Available-for-Sale, Realized Gain	10.8	105.8	612.5
Debt Securities, Available-for-Sale, Realized Loss	(433.3)	(52.0)	(9.6)
Debt Securities, Available-for-Sale, Realized Gain (Loss)	(422.5)	53.8	602.9
State and local government obligations
Gain (Loss) on Securities [Line Items]
Debt Securities, Available-for-Sale, Realized Gain	0.0	51.2	102.4
Debt Securities, Available-for-Sale, Realized Loss	(1.0)	(3.4)	(0.7)
Debt Securities, Available-for-Sale, Realized Gain (Loss)	(1.0)	47.8	101.7
Foreign government obligations
Gain (Loss) on Securities [Line Items]
Debt Securities, Available-for-Sale, Realized Loss	0.0	(0.1)	0.0
Debt Securities, Available-for-Sale, Realized Gain (Loss)	0.0	(0.1)	0.0
Corporate debt securities
Gain (Loss) on Securities [Line Items]
Debt Securities, Available-for-Sale, Realized Gain	8.7	104.0	161.9
Debt Securities, Available-for-Sale, Realized Loss	(88.3)	(8.3)	(6.5)
Debt Securities, Available-for-Sale, Realized Gain (Loss)	(79.6)	95.7	155.4
Residential mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Debt Securities, Available-for-Sale, Realized Gain	0.7	0.3	0.0
Debt Securities, Available-for-Sale, Realized Loss	0.0	(1.1)	0.0
Debt Securities, Available-for-Sale, Realized Gain (Loss)	0.7	(0.8)	0.0
Commercial mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Debt Securities, Available-for-Sale, Realized Gain	0.0	41.9	23.7
Debt Securities, Available-for-Sale, Realized Loss	(72.4)	(1.9)	(12.8)
Debt Securities, Available-for-Sale, Realized Gain (Loss)	(72.4)	40.0	10.9
Other asset-backed securities
Gain (Loss) on Securities [Line Items]
Debt Securities, Available-for-Sale, Realized Gain	0.2	1.2	0.2
Debt Securities, Available-for-Sale, Realized Loss	(4.4)	(0.6)	0.0
Debt Securities, Available-for-Sale, Realized Gain (Loss)	(4.2)	0.6	0.2
Redeemable preferred stocks
Gain (Loss) on Securities [Line Items]
Debt Securities, Available-for-Sale, Realized Gain	0.0	1.5	0.0
Debt Securities, Available-for-Sale, Realized Gain (Loss)	0.0	1.5	0.0
Short-term investments
Gain (Loss) on Securities [Line Items]
Debt Securities, Available-for-Sale, Realized Loss	(0.4)	0.0	0.0
Debt Securities, Available-for-Sale, Realized Gain (Loss)	(0.4)	0.0	0.0
Nonredeemable preferred stocks
Gain (Loss) on Securities [Line Items]
Equity Securities, FV-NI, Realized Gain	17.6	28.0	24.4
Equity Securities, FV-NI, Realized Loss	(9.8)	(1.7)	(8.7)
Equity Securities, FV-NI, Realized Gain (Loss)	7.8	26.3	15.7
Common equities
Gain (Loss) on Securities [Line Items]
Equity Securities, FV-NI, Realized Gain	846.1	369.6	88.6
Equity Securities, FV-NI, Realized Loss	(78.0)	(20.1)	(60.7)
Equity Securities, FV-NI, Realized Gain (Loss)	768.1	349.5	27.9
Other Assets
Gain (Loss) on Securities [Line Items]
Net impairment losses recognized in earnings	$ (8.6)	$ (5.0)	$ 0.0